Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 136,417	$ 117,776
Accumulated depreciation	(66,925)	(58,554)
Property, plant and equipment, net	69,492	59,222
Computer and peripheral equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	12,458	12,648
Office furniture and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,907	7,012
Equipment on lease [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	33,055	14,622
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	38,084	37,651
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	25,770	25,715
Building and land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 20,143	$ 20,128